UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Managers, LLC

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  Managing Director
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson             Hockessin, DE             May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number             Name

     028-02635                        Gardner, Russo & Gardner
     028-04558                        Parametric Portfolio Associates
     028-10779                        New Generation Advisers Inc.
     028-12210                        Bares Capital Management

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total:  $6,824
                                        (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                    COLUMN 2         COLUMN 3    COLUMN 4            COLUMN 5       COL 6   COL 7          COLUMN 8

                            TITLE OF         CUSIP       MARKET VALUE   NUMBER    SH/ PUT/  INVSMT  OTHR        VOTING AUTHORITY
NAME OF ISSUER              CLASS            NUMBER      (x1000)        OF SHARES PRN CALL  DSCRTN  MGRS    SOLE     SHARED    NONE
ABBOTT LABS                 COM              002824100    1,494          42,300   SH         SOLE   NONE    42,300
ABBVIE INC                  COM              00287Y109    1,725          42,300   SH         SOLE   NONE    42,300
BERKSHIRE HATHAWAY INC DEL  CL A             084670108    3,282              21   SH         SOLE   NONE        21
EXXON MOBIL CORP            COM              30231G102      323           3,587   SH         SOLE   NONE     3,587





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